WARRANTS FROM SEPTEMBER 2022 OFFERING (Narrative) (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Warrant Provision [Line Items]
Change in fair value		$ 10,843,000
Warrants [Member]
Warrant Provision [Line Items]
Exercise price of shares issued	$ 1.1
Amount allocated to warrant	$ 800,000
Warrants term	5 years
Change in fair value	$ 9,100,000	$ 15,345,000	$ 4,502,000
Risk-free interest rate (%)	3.62%	4.30%	4.10%
Average standard deviation	82.50%	84.10%	85.50%
Registered direct offerings sales	13,636,365
Warrants [Member] | Placement Agents Designees [Member]
Warrant Provision [Line Items]
Amount allocated to warrant	$ 400,000
Warrants term	5 years
Aggregate offering price	$ 15,000,000
Warrants expiration period	681,818
Exercise price of warrants	$ 1.375
Proceeds from warrant issue	$ 13,500,000
Warrants [Member] | Investors [Member]
Warrant Provision [Line Items]
Registered direct offerings sales	13,636,365
Exercise price of warrants	$ 1.15